Shareholder returns	12 Months Ended
Mar. 31, 2020
Shareholder returns
Shareholder returns

28.         Shareholder returns

In the year ended March 31, 2020 the Company bought back 47.2m ordinary shares at a total cost of approximately €581m. This buyback was equivalent to approximately 4.2% of the Company's issued share capital at March 31, 2020. All of these repurchased ordinary shares were canceled at March 31, 2020.

In the year ended March 31, 2019 the Company bought back 37.8m ordinary shares at a total cost of approximately €561m. This buyback was equivalent to approximately 3.2% of the Company’s issued share capital at March 31, 2019. All of these repurchased ordinary shares were canceled at March 31, 2019.

In the year ended March 31, 2018 the Company bought back 46.7m ordinary shares at a total cost of approximately €829m. This was equivalent to approximately 3.8% of the Company’s issued share capital at March 31, 2018. All of these repurchased ordinary shares were canceled at March 31, 2018.

As a result of the share buybacks, in the year ended March 31, 2020, share capital decreased by 47.2m ordinary shares (37.8m ordinary shares in the year ended March 31, 2019) with a nominal value of €0.3m (€0.2m in the year ended March 31, 2019) and the other undenominated capital reserve increased by a corresponding €0.3m  (€0.2m in the year ended March 31, 2019). The other undenominated capital reserve is required to be created under Irish law to preserve permanent capital in the Parent Company.